Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-cancelable Agreements for The Purchase Of Fixed Assets (Details) - Dec. 31, 2025 - Fixed Assets
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long-Term Purchase Commitment [Line Items]
2026	¥ 18,258	$ 2,610
2027	16,621	2,377
2028	15,908	2,275
2029	7,235	1,035
2030 and thereafter	0	0
Future minimum payments under non-cancelable agreements	¥ 58,022	$ 8,297